Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Taxes (Textual)
Provision for income taxes
Valuation allowance	$ 5,172,980	$ 4,715,952
Increased in valuation allowance of total deferred asset	457,028
Federal net operating loss carryforward	$ 13,322,521
Operating loss carryforwards expiration, Description	Expire between 2030 and 2035.